Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Central Index Key	0000797920
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class A, C, I, & Y Prospectus | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class A
Prospectus:
Trading Symbol	PSNYX
Class A, C, I, & Y Prospectus | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class C
Prospectus:
Trading Symbol	PNYCX
Class A, C, I, & Y Prospectus | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DNYIX
Class A, C, I, & Y Prospectus | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class Y
Prospectus:
Trading Symbol	DNYYX
Class T Prospectus | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class T
Prospectus:
Trading Symbol	DNYTX